Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 101	12 Months Ended
Sep. 30, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 36
Contributions Not Corrected	36
Contributions Corrected Outside (VFCP) Voluntary Fiduciary Correction Program	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and Prohibited Transaction Exemption 2002-51	$ 0